STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]		Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2010	$ 5,715,000	$ 0	[1]	$ 100,372,000	$ 0	$ (94,657,000)
Balance (in shares) at Dec. 31, 2010		4,344,666
Net loss	(15,668,000)	0		0	0	(15,668,000)
Treco settlement	360,000	0	[1]	360,000	0	0
Treco settlement (in shares)		64,285
Conversion of $10M convertible promissory note	10,000,000	0	[1]	10,000,000	0	0
Conversion of $10M convertible promissory note (in shares)		1,142,857
Debt discount recorded for options issued with convertible debt	1,932,000	0		1,932,000	0	0
Conversion of debt	(1,449,000)	0		(1,449,000)	0	0
Issuance of Warrants	108,000	0		108,000	0	0
Stock based compensation	1,020,000	0		1,020,000	0	0
Issuance of stock in exchange for payment of interest on convertible debt	1,561,000	0	[1]	1,561,000	0	0
Issuance of stock in exchange for payment of interest on convertible debt (in shares)		111,511
Assumption of liabilities by affiliate	3,000,000	0	[1]	3,000,000	0	0
Assumption of liabilities by affiliate (in shares)		342,857
Exercise of options	108,000	0	[1]	108,000	0	0
Exercise of options (in shares)		10,279
Purchase of treasury stock	(10,000)	0		0	(10,000)	0
Balance at Dec. 31, 2011	6,677,000	0	[1]	117,012,000	(10,000)	(110,325,000)
Balance (in shares) at Dec. 31, 2011		6,016,455
Net loss	(13,787,000)	0		0	0	(13,787,000)
Treco settlement	0
Issuance of Warrants	143,000	0		143,000	0	0
Stock based compensation	410,000	0		410,000	0	0
Compensation of consultant granted in stock	97,000	0	[1]	97,000	0	0
Compensation of consultant granted in stock (in shares)		3,217
Issuance of common shares	400,000	0	[1]	400,000	0	0
Issuance of common shares (in shares)		11,428
Exercise of options	5,000	0	[1]	5,000	0	0
Exercise of options (in shares)		660
Purchase of treasury stock	(12,000)	0		0	(12,000)	0
Issuance of stock in exchange for payment of interest on convertible debt	180,000	0	[1]	180,000	0	0
Issuance of stock in exchange for payment of interest on convertible debt (in shares)		10,186
Balance at Dec. 31, 2012	$ (5,887,000)	$ 0	[1]	$ 118,247,000	$ (22,000)	$ (124,112,000)
Balance (in shares) at Dec. 31, 2012		6,041,946

[1]	Less than $1